UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649
                                                    -----------

                           EII Realty Securities Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           717 Fifth Avenue 10th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                           717 Fifth Avenue 10th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                        Date of fiscal year end: June 30
                                                --------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                (LOGO)
                                E.I.I. REALTY
                                SECURITIES FUND
                                [GRAPHIC OMITTED]


                              INSTITUTIONAL SHARES


                                DECEMBER 31, 2004
                               SEMI-ANNUAL REPORT



                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                                TABLE OF CONTENTS



Letter to Shareholders.....................................................    1

Portfolio Sectors..........................................................    3

Disclosure of Fund Expenses................................................    4

Schedule of Investments....................................................    5

Statement of Assets and Liabilities........................................    9

Statement of Operations....................................................   10

Statements of Changes in Net Assets........................................   11

Financial Highlights.......................................................   13

Notes to the Financial Statements..........................................   15

                         E.I.I. REALTY SECURITIES TRUST

              E.I.I. REALTY SECURITIES FUND -- INSTITUTIONAL SHARES

                                DECEMBER 31, 2004


To Our Shareholders:

Enclosed is the semiannual report for the EII Realty Securities Fund for the period ending December 31, 2004. For the period the fund rose 28.07% compared to the NAREIT Equity Index return of 24.71% and the Wilshire real Estate Securities Index return of 26.05%. The fund held assets of over $105,000,000 at the end of 2004.

For all of 2004, REITs returned a remarkable +31.6%, far surpassing both the broader stock market (+10.9% for the S&P 500) and fixed income securities (+4.3% for the Lehman Aggregate). This marks the first time REITs have delivered 30%+ returns for two consecutive years. The asset class was clearly at the forefront of investors' minds for many reasons. In particular, REITs provided the stability and inflation protection of hard assets/commodities along with the predictable income stream associated with bonds. 2004 also marked the ten-year anniversary for many REITs, which came public in the flurry of real estate securitization that commenced in 1994. This milestone implies a level of maturity for the industry and reflects a degree of acceptance for REITs as an asset class and as a mainstream investment for many types of investors. The REIT industry has proven itself as a responsible corporate citizen with a 10+ year track record of solid performance in the boardroom, at the property level and in investor portfolios.

A major driver for REITs' performance came down to supply and demand. Demand for REIT shares was very strong from a wide spectrum of investors, including institutions, retail investors and foreign buyers seeking to participate in an asset class that has outperformed most other asset classes for the past four years. Over this same period, the supply of new REIT shares has been tame. The new issues market, while active, did not experience the frenzy that one would come to expect from a Wall Street darling. Investment bankers worked overtime to bring new offerings to market, but investors showed an admirable level of discipline -- evidenced by many deals not making it through the IPO process and a large number of deals getting priced at material discounts to underwriters' expectations.

Despite the steep rise in stock prices, the secondary market for REIT shares was also quite disciplined. Unlike in years past, many companies are now reluctant to issue new shares. In many cases, company business models have evolved to such a degree that cheaper sources of alternative capital are available, such as joint venture equity, perpetual preferred stock and mezzanine financing. In other cases, companies have been net sellers of assets, taking advantage of the sellers' market for real estate. Under these circumstances, companies have been inclined to either buy back their shares or in some instances pay a special dividend. Whichever the case, we have clearly seen a scarcity value applied to the common stock of many REITs.

With regard to property types, regional malls maintained their impressive out-performance driven by significant merger and acquisition activity, as well as strong fundamentals with continued demand from retailers to open new stores and rent space. The retail sector remains our favorite going into 2005. The sector looks attractive from a valuation standpoint and it also has the best fundamentals of the major property types. Specifically, retail REITs have: a) low dividend payout ratios, b) large amounts of free cash-flow, and c) reinvestment capabilities, including new development, redevelopment, and to a lesser degree, acquisition opportunities.

The office sector underperformed the broader REIT market, and we expect it will continue to struggle with several issues in 2005. In particular, rental rates in most major markets will continue to roll down through 2007, keeping pressure on cash flow growth. That said, we are starting to see signs that productivity levels may have peaked in the U.S. This may force employers to increase hiring and take on more space, which could award office landlords with a long-awaited positive surprise later in the year. The most favorable office markets are in midtown Manhattan, Washington D.C. and select parts of southern California.

The apartment sector performed surprisingly well, despite the fact that major U.S. apartment markets struggled all year from new supply, anemic demand, and weak pricing, which forced onerous concessions that in turn chipped

                         E.I.I. REALTY SECURITIES TRUST

              E.I.I. REALTY SECURITIES FUND -- INSTITUTIONAL SHARES

                                DECEMBER 31, 2004


away at margins. Overall, valuations remain high for apartment REITs and dividend coverage is tight. Although we expect to see improved property-level operating data from many major apartment markets in 2005, it appears that much of this improvement is reflected in current stock prices.

With the election behind us, we will not have an accommodative fiscal and monetary policy to fall back on. For the most part, both stocks and bonds look expensive under the current economic environment, and REITs are no exception. However, we do believe that REITs are in a favored position going into 2005. Under our base assumption of 3.0-3.5% real GDP growth and only modest inflation expectations, REITs should be in a position to outperform most fixed income markets in 2005, while also achieving a respectable return relative to the broader equity markets. For 2005, we expect REITs will deliver a total return of +6% to +8%, based on investors receiving a 4-5% dividend yield and price appreciation about half the amount of their earnings growth rate.

We thank our shareholders for the continuing support and confidence you have placed in us.


Sincerely,

/s/ RICHARD J. ADLER
--------------------
Richard J. Adler
Chairman


See Accompanying Notes to Financial Statements.
                                        2

                         E.I.I. REALTY SECURITIES TRUST
              E.I.I. REALTY SECURITIES FUND - INSTITUTIONAL SHARES
                                DECEMBER 31, 2004

   COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. REALTY SECURITIES FUND AND THE NAREIT EQUITY INDEX (1) AND THE WILSHIRE REAL ESTATE
 SECURITIES INDEX (1) FROM INCEPTION (JUNE 11, 1998) THROUGH DECEMBER 31, 2004

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC
                                [GRAPHIC OMITTED]

                E.I.I. REALTY        NAREIT EQUITY       WILSHIRE REAL
                  SECURITIES             INDEX               ESTATE
                    FUND                                   SECURITIES
                                                              INDEX
    6/11/1998     $10,000              $10,000             $10,000
    6/30/1998      10,260               10,253              10,253
    7/31/1998       9,650                9,587               9,539
    8/31/1998       8,940                8,683               8,548
    9/30/1998       9,390                9,174               9,027
   10/31/1998       9,213                9,004               8,903
   11/30/1998       9,415                9,137               9,071
   12/31/1998       9,306                8,907               8,941
    1/31/1999       9,112                8,720               8,747
    2/28/1999       9,000                8,515               8,678
    3/31/1999       8,908                8,477               8,631
    4/30/1999       9,801                9,281               9,551
    5/31/1999      10,039                9,485               9,712
    6/30/1999       9,728                9,332               9,547
    7/31/1999       9,382                9,035               9,182
    8/31/1999       9,309                8,920               9,044
    9/30/1999       8,910                8,581               8,636
   10/31/1999       8,613                8,370               8,475
   11/30/1999       8,571                8,234               8,342
   12/31/1999       8,955                8,495               8,656
    1/31/2000       8,987                8,523               8,691
    2/29/2000       8,847                8,421               8,525
    3/31/2000       9,256                8,698               8,899
    4/30/2000       9,856                9,283               9,533
    5/31/2000       9,933                9,374               9,648
    6/30/2000      10,336                9,615               9,973
    7/31/2000      11,163               10,455              10,868
    8/31/2000      10,690               10,031              10,477
    9/30/2000      11,141               10,350              10,818
   10/31/2000      10,631                9,902              10,348
   11/30/2000      10,876               10,029              10,581
   12/31/2000      11,591               10,735              11,316
    1/31/2001      11,501               10,847              11,429
    2/28/2001      11,264               10,674              11,192
    3/31/2001      11,321               10,777              11,201
    4/30/2001      11,582               11,034              11,467
    5/31/2001      11,798               11,301              11,788
    6/30/2001      12,490               11,964              12,421
    7/31/2001      12,181               11,726              12,173
    8/31/2001      12,616               12,155              12,598
    9/30/2001      12,009               11,650              11,851
   10/31/2001      11,627               11,317              11,407
   11/30/2001      12,288               11,940              12,147
   12/31/2001      12,578               12,231              12,499
    1/31/2002      12,625               12,254              12,553
    2/28/2002      12,812               12,491              12,840
    3/31/2002      13,573               13,240              13,630
    4/30/2002      13,561               13,353              13,712
    5/31/2002      13,703               13,534              13,850
    6/30/2002      13,975               13,904              14,134
    7/31/2002      13,248               13,176              13,259
    8/31/2002      13,176               13,151              13,264
    9/30/2002      12,698               12,646              12,678
   10/31/2002      11,925               12,037              12,048
   11/30/2002      12,458               12,604              12,644
   12/31/2002      12,510               12,698              12,829
    1/31/2003      12,073               12,328              12,454
    2/28/2003      12,192               12,532              12,637
    3/31/2003      12,311               12,782              12,958
    4/30/2003      12,773               13,345              13,504
    5/31/2003      13,523               14,151              14,279
    6/30/2003      13,805               14,459              14,558
    7/31/2003      14,545               15,233              15,402
    8/31/2003      14,639               15,315              15,567
    9/30/2003      15,125               15,836              16,091
   10/31/2003      15,229               16,122              16,336
   11/30/2003      15,963               16,825              17,043
   12/31/2003      16,493               17,414              17,585
    1/31/2004   17,081.56               18,167              18,241
    2/28/2004   17,410.05               18,485              18,615
    3/31/2004   18,518.71               19,507              19,715
    4/30/2004   15,780.86               16,663              16,979
    5/31/2004   16,867.77               17,851              18,266
    6/30/2004   17,321.80               18,374              18,808
    7/31/2004   17,610.27               18,434              18,921
    8/31/2004   19,118.15               19,898              20,395
    9/30/2004   19,090.48               19,886              20,356
   10/31/2004   20,240.99               20,952              21,456
   11/30/2004   21,157.25               21,853              22,468
   12/31/2004   22,184.07               22,914              23,708





------------------------------------------------------------------------------------------------------------------------------------
                                              RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                       CUMULATIVE TOTAL RETURN                      AVERAGE ANNUAL TOTAL RETURN
                                            --------------------------------------------
                                             FISCAL          CALENDAR           SINCE          THREE         FIVE           SINCE
                                            YEAR 6/30      YEAR-TO-DATE       INCEPTION*       YEARS         YEARS        INCEPTION*
                                            ----------------------------------------------------------------------------------------

E.I.I. REALTY SECURITIES FUND                 28.07%          34.51%           121.84%         20.82%        19.89%         12.91%

NAREIT Equity Index(1)                        24.71%          31.58%           129.12%         23.27%        21.95%         13.47%

Wilshire Real Estate Securities Index(1)      26.05%          34.82%           137.06%         23.79%        22.33%         14.06%

*   Inception date was June 11, 1998.
(1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The benchmarks are widely accepted unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.
------------------------------------------------------------------------------------------------------------------------------------

See Accompanying Notes to Financial Statements.
                                        2

                E.I.I. REALTY SECURITIES TRUST PORTFOLIO SUMMARY
                             AS OF DECEMBER 31, 2004
                                   (UNAUDITED)


E.I.I. INTERNATIONAL PROPERTY FUND                                   E.I.I. INTERNATIONAL SECURITIES FIND
SECTORS 1                                                            SECTORS 1

COMMON AND PREFERRED STOCKS                                          COMMON STOCKS
    Real Estate Investment Trusts                         97.45%       Real Estate Investment Trusts.................       93.29%
SHORT-TERM INSTRUMENTS..............................       2.55      SHORT-TERM INSTRUMENTS..........................        6.71
                                                         ------                                                            ------
TOTAL...............................................     100.00%     TOTAL...........................................      100.00%

1 As a percentage to total holdings as of December 31, 2004.  Holdings are subject to change.

See Accompanying Notes to Financial Statements.
                                        3

                  E.I.I. REALTY SECURITIES TRUST EXPENSE TABLE


As a Shareholder of the Fund, you incur two types of costs: (1) transaction cost, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You my use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing cost only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

DISCLOSURE OF FUND EXPENSES

                                                                         FOR THE PERIOD JULY 1, 2004 TO DECEMBER 31,
                                                                         2004
EXPENSE TABLE
                                                    BEGINNING              ENDING                                   EXPENSES
                                                     ACCOUNT              ACCOUNT             ANNUALIZED              PAID
                                                      VALUE                VALUE               EXPENSE               DURING
E.I.I. REALITY SECURITIES FUND                      7/1/2004             12/31/2004             RATIO                PERIOD
                                                  -------------        -------------        -------------         ------------
Actual Fund Return............................      $1,000.00            $1,280.70               1.0%                 $5.73
Hypothetical 5% Return........................      $1,000.00            $1,020.01               1.0%                 $5.09

E.I.I INTERNATIONAL PROPERTY FUND
Actual Fund Return............................      $1,000.00            $1,266.10               1.0%                 $5.70
Hypothetical 5% Return........................      $1,000.00            $1,020.01               1.0%                 $5.09

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


See Accompanying Notes to Financial Statements.
                                        4

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

                                   (UNAUDITED)

COMMON STOCK--97.25%                                     SHARES         VALUE
                                                       ----------   ------------
   AMB Property Corp.                                      45,400   $  1,833,706
   Archstone - Smith Trust                                 95,033      3,639,764
   Avalonbay Communities, Inc.                             44,071      3,318,546
   BioMed Realty Trust, Inc.*                              31,900        708,499
   Boston Properties, Inc.                                 66,047      4,271,259
   Brandywine Realty Trust                                 75,039      2,205,396
   Brookfield Properties Corp.                             99,083      3,705,704
   Camden Property Trust                                   21,500      1,096,500
   Capital Automotive REIT                                 29,700      1,055,093
   Catellus Development Corp.                              51,250      1,568,250
   CBL & Associates Properties, Inc.                       11,900        908,565
   CenterPoint Properties Trust                            50,286      2,408,197
   Developers Diversified Realty Corp.                     66,877      2,967,332
   Duke Realty Corp.                                       95,195      3,249,957
   Equity Lifestyle Properties, Inc.                       44,500      1,590,875
   Equity Residential                                      29,200      1,056,456
   Essex Property Trust, Inc.                              36,495      3,058,281
   General Growth Properties, Inc.                         90,263      3,263,910
   Health Care Property Investors, Inc.                    59,532      1,648,441
   Hilton Hotels Corp.                                    127,996      2,910,629
   Host Marriott Corp.*                                   277,345      4,798,069
   Kimco Realty Corp.                                      96,232      5,580,494
   The Macerich Co.                                        71,932      4,517,330
   Mack-Cali Realty Corp.                                  23,429      1,078,437
   The Mills Corp.                                         40,000      2,550,400
   Pan pacific Retail Properties, Inc.                     18,200      1,141,140
   ProLogis                                               108,822      4,715,257
   Public Storage, Inc.                                    88,215      4,917,986
   Regency Centers Corp.                                   71,633      3,968,468
   Shurgard Storage Centers, Inc.                          26,157      1,151,170
   Simon Property Group, Inc.                              97,248      6,289,028
   SL Green Realty Corp.                                   26,600      1,610,630
   Spirit Finance Corp.                                    40,700        514,855
   United Dominion Realty Trust, Inc.                     115,466      2,863,557
   Ventas, Inc.                                           108,700      2,979,467
   Vornado Realty Trust                                    78,839      6,002,013
                                                                    ------------

   TOTAL COMMON STOCK (Cost $61,698,769)                            $101,143,661
                                                                    ------------

See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2004

                                   (UNAUDITED)

                                                         SHARES        VALUE
                                                       ----------   ------------
PPREFERRED STOCK _ 0.47%
   Simon Property Group, L.P.                               8,316   $    492,474
                                                       ----------   ------------

TOTAL PREFERRED STOCK (Cost $133,597)                                    492,474
                                                                    ------------


TEMPORARY INVESTMENT - 2.63%                            PAR (000)
                                                       ----------
   Provident Institutional Funds, Treasury Trust
     Portfolio                                            $ 2,663      2,662,701
                                                                    ------------

 TOTAL TEMPORARY INVESTMENT (Cost $2,662,701)                          2,662,701
                                                                    ------------

TOTAL INVESTMENTS - 99.28% (Cost $64,495,067)                        104,298,836

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.72%                            756,444
                                                                    ------------

TOTAL NET ASSETS - 100%                                             $105,055,280
                                                                    ============

* Denotes non-income producing security for year ended June 30, 2004.


See Accompanying Notes to Financial Statements.
                                        6

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2004

                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------    -----------
UNITED KINGDOM - 26.26%
COMMON STOCK -- 26.26%

   British Land Co. plc                                    50,964    $   876,699
   Capital & Regional plc                                  35,320        470,085
   Derwent Valley Holdings plc                             15,660        338,239
   Hammerson plc                                           50,200        837,052
   Helical bar plc                                          5,437        125,717
   Quintain Estates & Development plc                      24,028        265,717
   Shaftesbury plc                                         60,700        431,190
   Slough Estates plc                                      50,000        527,973
                                                                     -----------

TOTAL (Cost $3,303,945)                                                3,872,750
                                                                     -----------

HONG KONG - 15.77%
COMMON STOCK - 15.77%
   China Overseas Land & Investment, Ltd.               1,200,000        296,422
   Hang Lung Properties, Ltd.                             250,000        385,966
   Henderson Land Development Co., Ltd.                    41,000        213,105
   Hongkong Land Holding Ltd.                             135,000        357,750
   Shangri-La Asia, Ltd.                                  302,085        433,343
   Sino Land Co., Ltd.                                    650,000        639,739
                                                                     -----------

   TOTAL (Cost $1,923,032)                                             2,326,325
                                                                     -----------

JAPAN - 14.63%
COMMON STOCK - 14.63%
   Aeon Mall Co., Ltd.                                      5,000        355,714
   Daito Trust Construction Co., Ltd.                       5,000        237,631
   Daiwa House Industry Co., Ltd.                          37,000        420,660
   Mitsubishi Estate Co., Ltd.                             45,000        526,983
   Mitsui Fuosan Co., Ltd.                                 50,800        617,215
                                                                     -----------

   TOTAL (Cost $1,992,830)                                             2,158,203
                                                                     -----------

FRANCE - 9.91%
COMMON STOCK - 9.91%
   Gecina                                                   8,000        792,714
   Societe Immobiliere de Location pour l'Industrie
     et le Commerce                                         1,800        181,052
   Unibail                                                  3,100        487,944
                                                                     -----------

TOTAL (Cost $1,156,548)                                                1,461,710
                                                                     -----------

See Accompanying Notes to Financial Statements.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2004

                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------    -----------
SPAIN - 8.91%
COMMON STOCK - 8.91%
   Inmobiliaria Colonial, S.A.                             15,000    $   603,507
   Inmobiliaria Urbis, S.A.                                25,000        362,920
   Sol Melia, S.A.                                         35,000        347,288
                                                                     -----------

TOTAL (Cost $1,162,308)                                                1,313,715
                                                                     -----------

ITALY - 7.40%
COMMON STOCK - 7.40%
   Aedes S.p.A. Ligure Lombard per Impresse e
     Costruzioni*                                          27,300        145,461
   Beni Stabili S.p.A.                                    400,000        407,775
   Risanamento S.p.A.                                     198,150        538,671
                                                                     -----------

TOTAL (Cost $965,750)                                                  1,091,907
                                                                     -----------

SINGAPORE - 4.86%
COMMON STOCK - 4.86%
   Ascendas Real Estate Investment Trust                  379,000        397,017
   Ascendas real Estate Investment Trust, Class A          21,000         21,098
   Keppel Land, Ltd.                                      217,000        299,099
                                                                     -----------

TOTAL (Cost $635,214)                                                    717,214
                                                                     -----------

AUSTRALIA - 5.27%
COMMON STOCK - 5.27%
   Westfield Group*                                        60,350        777,277
                                                                     -----------

TOTAL (Cost $704,838)                                                    777,277
                                                                     -----------

TOTAL COMMON STOCK (Cost $11,844,465)                                 13,719,101
                                                                     -----------

                                                          PAR (000)
                                                          ---------
TEMPORARY INVESTMENT - 6.70%
   PNC Bank Money Market Account                              988        987,522
                                                                     -----------

TOTAL TEMPORARY INVESTMENT (Cost $987,522)                               987,522
                                                                     -----------

TOTAL INVESTMENT - 99.71% (Cost $12,831,987)                          14,706,623

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.29%                             42,912
                                                                     -----------

TOTAL NET ASSETS - 100.00%                                           $14,749,535
                                                                     ===========

*Denotes non-income producing securities for period ended December 31, 2004

See Accompanying Notes to Financial Statements.
                                        8

                         E.I.I. REALTY SECURITIES TRUST

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                                   (UNAUDITED)

                                                                              E.I.I. REALTY           E.I.I. INTERNATIONAL
                                                                             SECURITIES FUND             PROPERTY FUND
                                                                           -------------------      ------------------------
ASSETS
    Investments at value (Cost $64,495,067 and $12,831,987)..............       $104,298,836              $ 14,706,623
    Dividends receivable.................................................            379,406                     5,758
    Receivable for investment securities sold............................            819,022                        --
    Interest receivable..................................................              7,431                     2,622
    Prepaid expenses and other assets....................................              1,098                    58,490
                                                                               --------------            --------------
      TOTAL ASSETS.......................................................        105,505,793                14,773,493
                                                                               --------------            --------------

LIABILITIES
    Payable for investment securities purchased..........................            340,557                        --
    Investment advisory fees payable.....................................             56,378                       370
    Other accrued expenses...............................................             53,578                    23,588
                                                                               --------------            --------------
      TOTAL LIABILITIES..................................................            450,513                    23,958
                                                                               --------------            --------------

NET ASSETS...............................................................       $105,055,280              $ 14,749,535
                                                                               ==============            ==============

CAPITAL STOCK, $0.01 par value
Institutional Class Shares outstanding..................................           8,128,927                 1,170,435
                                                                               ==============            ==============

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER INSTITUTIONAL
CLASS SHARE..............................................................             $12.92                    $12.60
                                                                               ==============            ==============

See Accompanying Notes to Financial Statements.
                                        9

                         E.I.I. REALTY SECURITIES TRUST

                             STATEMENT OF OPERATIONS

                       SIX MONTHS ENDED DECEMBER 31, 2004

                                   (UNAUDITED)

                                                                               E.I.I. REALTY
                                                                                 SECURITIES        E.I.I. INTERNATIONAL
                                                                                    FUND               PROPERTY FUND
                                                                              ----------------    ----------------------
INVESTMENT INCOME
      Dividends (less foreign taxes withheld $8,463 and $1,991)                 $  2,245,433            $    81,551
      Interest.............................................................           28,959                  5,208
                                                                               --------------          -------------
                  Total Investment Income..................................        2,274,392                 86,759
                                                                               --------------          -------------

EXPENSES
      Management fee.......................................................          381,557                 28,097
      Administrative fee...................................................           76,311                 51,619
      Trustees' fees and expenses..........................................           30,230                  2,096
      Transfer Agency fees.................................................           24,360                 17,980
      Legal fees...........................................................           19,310                  2,247
      Organizational Expense...............................................               --                 17,543
      Audit fees...........................................................           13,860                  1,347
      Custodian fee                                                                   11,130                 21,465
      Filing fees..........................................................           11,040                  6,808
      Shareholders' reports................................................            4,836                    976
      Insurance expense....................................................            3,256                    184
      Miscellaneous expenses...............................................            7,800                   1839
                                                                               --------------          -------------
                  TOTAL EXPENSES...........................................          583,690                152,201
      Less: Expenses Waived ...............................................          (74,948)              (114,566)
                                                                               --------------          -------------
                  NET EXPENSES.............................................          508,742                 37,635
                                                                               --------------          -------------
      NET INVESTMENT INCOME................................................        1,765,650                 49,124
                                                                               --------------          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND FOREIGN CURRENCY
      Net Realized Gain on Investment Transactions.........................        7,441,755                113,375
      Net Realized Loss on Foreign Currency Transactions...................               --               (93,334)
      Change in Unrealized Appreciation on Investment Securities...........       15,817,634              1,874,636
      Translation of Foreign Currency Denominated Amounts..................               --                      9
                                                                               --------------          -------------
                                                                                  23,259,389              1,894,686
                                                                               --------------          -------------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS.............................................     $ 25,025,039            $ 1,943,810
                                                                               ==============          =============

See Accompanying Notes to Financial Statements.
                                       10

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              E.I.I. REALTY SECURITIES FUND
                                                                      -----------------------------------------
                                                                        Six Months Ended
                                                                       December 31, 2004           Year Ended
                                                                          (Unaudited)            June 30, 2004
                                                                      -------------------       ---------------
INCREASE IN NET ASSETS
    Operations:
         Net Investment Income................................           $   1,765,650            $  4,271,617
         Net Realized Gain on Investment
            Transactions......................................               7,441,755              17,916,508
         Change in Unrealized Appreciation
            on Investment Securities..........................              15,817,634               2,762,564
                                                                        ---------------          --------------

                 Net Increase in Assets
                    Resulting From Operations.................              25,025,039              24,950,689
                                                                        ---------------          --------------

    Distributions From:
         Net Investment Income................................              (1,427,711)             (2,560,960)
         Net Capital Gain.....................................             (19,671,137)               (485,239)
                                                                        ---------------          --------------
                 Total Distributions..........................             (21,098,848)             (3,046,199)
                                                                        ---------------          --------------

    Capital Share Transactions - Institutional Class: (1)
         Shares Issued........................................                  85,711              14,404,825
         Shares Issued in Reinvestment of Distributions.......              20,571,689               2,620,214
         Shares Redeemed......................................             (15,833,712)            (56,274,250)
                                                                        ----------------         --------------
                 Net Increase  (Decrease) from Capital
                 Share Transactions...........................               4,823,688             (39,249,211)
                                                                        ---------------          --------------

    Total Increase (Decrease) in Net Assets...................               8,749,879             (17,344,721)
                                                                        ---------------          --------------

NET ASSETS
    Beginning of Year.........................................              96,305,401             113,650,122
                                                                        ---------------          --------------
    End of Year  (2)..........................................           $ 105,055,280            $ 96,305,401
                                                                        ===============          ==============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
    Shares Issued                                                                6,733               1,243,535
    Shares Reinvested.........................................               1,589,572                 225,325
    Shares Redeemed...........................................              (1,114,762)             (4,852,236)
                                                                        ---------------          --------------
                                                                               481,543              (3,383,376)
                                                                        ===============          ==============

(2) Including undistributed net investment income.............           $   2,051,107            $  1,713,137
                                                                        ===============          ==============

See Accompanying Notes to Financial Statements.
                                       11

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               E.I.I. INTERNATIONAL PROPERTY FUND
                                                               ----------------------------------
                                                                        Six Months Ended
                                                                       December 31, 2004
                                                                           (Unaudited)*
                                                                      -------------------
INCREASE (DECREASE) IN NET ASSETS
    Operations:
         Net Investment Income ..................................         $    49,124
         Net Realized Gain on Investment Transactions ...........             113,375
         Net Realized Loss on Foreign Currency
            Transactions ........................................             (93,334)
         Change in Unrealized Appreciation
            on Investment Securities ............................           1,874,636
         Transaction of Foreign Currency Denominated
            Amounts .............................................                   9
                                                                          -----------
                 Net Increase in Assets Resulting
                    From Operations .............................           1,943,810
                                                                          -----------

    Distributions From:
         Net Investment Income ..................................             (16,656)
         Net Capital Gain .......................................             (54,396)
                                                                          -----------
                 Total Distributions ............................             (71,052)
                                                                          -----------

    Capital Share Transactions -- Institutional Class: (1)
         Shares Issued ..........................................          12,805,725
         Shares Issued in Reinvestment of Distributions .........              71,052
         Shares Redeemed ........................................                  --
                                                                          -----------
                 Net Increase from Capital
                 Share Transactions .............................          12,876,777
                                                                          -----------

    Total Increase in Net Assets ................................          14,749,535
                                                                          -----------

NET ASSETS
    Beginning of Year ...........................................                  --
                                                                          -----------
    End of Year (2) .............................................         $14,749,535
                                                                          ===========

(1) SHARES ISSUED AND REDEEMED -- INSTITUTIONAL CLASS:
    Shares Issued ...............................................           1,164,787
    Shares Reinvested ...........................................               5,648
    Shares Redeemed .............................................                  --
                                                                          -----------
                                                                            1,170,435
                                                                          ===========

(2) Including undistributed net investment income ...............             $32,468
                                                                          ===========

* INCEPTION DATE 7/1/2004.

See Accompanying Notes to Financial Statements.
                                       12

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

                              FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                     Six Months Ended
                                                       December 31,                                                 Year Ended
                                                           2004         Year Ended      Year Ended     Year Ended    June 30,
                                                       (Unaudited)     June 30, 2004  June 30, 2003  June 30, 2002     2001
                                                     ----------------  -------------  -------------  -------------  ----------
Net Asset Value, Beginning of Year.................       12.59            $10.30         $11.81         $11.01        $9.48
                                                     ----------------  -------------  -------------  -------------  ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income.........................        0.23              0.56           0.38           0.45         0.50
     Net Gain (Loss) on Securities (Realized and
        Unrealized)................................        3.28              2.04          (0.64)          0.81         1.42
                                                     ----------------  -------------  -------------  -------------  ----------
          Total from Investment Operations.........        3.51              2.60          (0.26)          1.26         1.92
                                                     ----------------  -------------  -------------  -------------  ----------

LESS DISTRIBUTIONS
     Net Investment Income.........................       (0.20)            (0.26)         (0.35)         (0.46)       (0.39)
     Net Capital Gains.............................       (2.98)            (0.05)         (0.90)            --           --
                                                     ----------------  -------------  -------------  -------------  ----------
          Total Distributions......................       (3.18)            (0.31)         (1.25)         (0.46)       (0.39)
                                                     ----------------  -------------  -------------  -------------  ----------

Net Asset Value, End of Year.......................      $12.92            $12.59         $10.30         $11.81       $11.01
                                                     ================  =============  =============  =============  ==========

Total Return.......................................       28.07%            25.48%         (1.19%)         11.89%      20.84%

Net Assets, End of Year (thousands)...............     $105,055           $96,305       $113,650        $189,067    $184,844

Ratio of Expenses to Average Net Assets............        1.00%             1.00%          1.00%          1.00%        1.00%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses)....................................        1.15%             1.13%          1.12%          1.06%        1.08%

Ratio of Net Investment Income to
   Average Net Assets..............................        3.47%             3.76%          5.15%          5.16%        5.19%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses)....................        3.32%             3.63%          5.03%          5.10%        5.11%

Portfolio Turnover Rate............................          22%               86%            57%            72%          20%

See Accompanying Notes to Financial Statements.
                                       13

                         E.I.I. REALTY SECURITIES TRUST
                          E.I.I REALTY SECURITIES FUND
                              FINANCIAL HIGHLIGHTS


                  FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING.

                                                               Six Months Ended
                                                              December 31, 2004
                                                                (Unaudited)***
                                                             -------------------
Net Asset Value, Beginning of Year ....................              10.00
                                                                   ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income ............................               0.04
     Net Gain on Securities (Realized and
        Unrealized) ...................................               2.62
                                                                   ---------
          Total from Investment Operations ............               2.66
                                                                   ---------

LESS DISTRIBUTIONS
     Net Investment Income ............................              (0.01)
     Net Capital Gains ................................              (0.05)
                                                                   ---------
          Total Distributions .........................              (0.06)
                                                                   ---------

Net Asset Value, End of Year ..........................              12.60
                                                                   =========

Total Return* .........................................              26.61%

Net Assets, End of Year (thousands) ...................             14,750

Ratio of Expenses to Average Net Assets** .............               1.01%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses)** .....................................               4.08%

Ratio of Net Investment Income to
   Average Net Assets** ...............................               1.32%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses)** .....................              (1.75%)

Portfolio Turnover Rate ...............................                 17%


* Total return not annualized for periods less than one full year. ** Annualized for periods less than one full year.
*** Inception Date 7/1/2004


See Accompanying Notes to Financial Statements.
                                       14

                         E.I.I. REALTY SECURITIES TRUST

                        NOTES TO THE FINANCIAL STATEMENTS


A. ORGANIZATION:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with the following series:
E.I.I. Realty Securities Fund and E.I.I. International Property Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". The Funds may offer three classes of shares; Institutional, Adviser and Investor. As of December 31, 2004, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Funds, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them.


B. SIGNIFICANT ACCOUNTING POLICIES:

The  following  significant  accounting  policies  are in  conformity  with U.S.
generally  accepted  accounting  principles.   Such  policies  are  consistently
followed by the Funds in preparation of its financial statements.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Company's pricing committee under procedures adopted by the Company's Board of Directors.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Fund on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

                         E.I.I. REALTY SECURITIES TRUST

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

INDEMNIFICATIONS: The Funds enter into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Funds do not anticipate recognizing any loss related to these arrangements.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

C.  INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

The Funds have entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets.

E.I.I. will also provide administrative services to the Funds. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Fund's average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of the matters related to the corporate existence of the Company, maintenance if its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The amount of administrative fees waived on the E.I.I. International Property Fund for the period ended December 31, 2004 was $41,667.

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The amount of transfer fees waived on the E.I.I. international Property Fund for the period ended December 31, 2004 was $15,000.

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement. The amount of custody fees waived on the E.I.I. International Property Fund for the period ended December 31, 2004 was $7,500.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Funds to the extent necessary to keep the annual expenses of the Funds to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund. To the extent that the Adviser waives Investment Advisory Fees and/or absorbs expenses of the Funds, it may seek payment of a portion or all of such waived fees and/or assumed expenses at any time within three fiscal years after the fiscal year in which the Investment Advisory fees were waived and/or expenses were assumed, subject to the 1.00% expense limitation stated above.

                         E.I.I. REALTY SECURITIES TRUST

D.  INVESTMENT TRANSACTIONS:

For the year ended December 31, 2004, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities and Short-Term Securities:

                                                                   E.I.I REALTY        E.I.I. INTERNATIONAL
                                                                  SECURITIES FUND          PROPERTY FUND
                                                                  ---------------      --------------------
          Purchases ..........................................       $94,920,992             13,044,318
          Sales...............................................       134,062,939              1,366,427

E.  COMPONENTS OF NET ASSETS:

At December 31, 2004, net assets consisted of:

          Paid-In Capital.....................................       $62,733,406             12,876,777
          Undistributed Net Investment Income.................         2,051,107                 32,468
          Undistributed Net Realized Foreign
            Exchange Loss.....................................                --                (93,334)
          Accumulated Net Realized Gain on
            Investment Transactions...........................           466,998                 58,988
          Net Unrealized Appreciation on
            Investment Securities.............................        39,803,769              1,874,636
                                                                    ------------            -----------
                                                                    $105,055,280            $14,749,535
                                                                    ============             ==========

E.I.I. REALTY SECURITY FUND PROXY VOTING GUIDELINES


E.I.I. Realty Securities, Inc., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-888-323-8912. It is also available on the SEC's web site at WWW.SEC.GOV.

In addition, the Fund's complete proxy voting record for the 12 months ended June 30, 2004 is available without charge, upon request, by calling toll free 1-888-323-8912. It is also available on the SEC's website at WWW.SEC.GOV.

INVESTMENT ADVISER & ADMINISTRATOR        OFFICERS & TRUSTEES
----------------------------------        -------------------
E.I.I. Realty Securities, Inc.            Richard J. Adler, PRESIDENT, CHAIRMAN,
717 Fifth Avenue                            CHIEF EXECUTIVE OFFICER & TRUSTEE
10th Floor                                Lynn P. Marinaccio, SECRETARY
New York, NY 10022                        Michael J. Meagher, TREASURER
(212) 644-0794                            Warren K. Greene, INDEPENDENT TRUSTEE
                                          Joseph Gyourko, INDEPENDENT TRUSTEE
SUB-ADMINISTRATOR                         Richard W. Hutson, INDEPENDENT TRUSTEE
-----------------                         Christian A. Lange, TRUSTEE
PFPC Inc.                                 Carl W. Schafer, INDEPENDENT TRUSTEE
103 Bellevue Parkway
Wilmington, DE 19809-3710

TRANSFER AGENT
--------------
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406-1212

CUSTODIAN
---------
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL
-------------
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
--------------------
Ernst & Young LLP
5 Times Square
New York, NY 10036


                               (LOGO)
                               E.I.I. REALTY
                               SECURITIES FUND
                               [GRAPHIC OMITTED]


                                  888-323-8912


This report is submitted for the information of shareholders of E.I.I. Realty Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable..


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  EII Realty Securities Trust
            ------------------------------------------------------------------

By (Signature and Title)*     /s/ Richard J. Adler
                         -----------------------------------------------------
                              Richard J. Adler, Chief Executive Officer
                              (principal executive officer)

Date          March 10, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Richard J. Adler
                         -----------------------------------------------------
                              Richard J. Adler, Chief Executive Officer
                              (principal executive officer)

Date          March 10, 2005
    --------------------------------------------------------------------------


By (Signature and Title)*     /s/ Michael J. Meagher
                         -----------------------------------------------------
                              Michael J. Meagher, Vice President, Treasurer
                              (principal financial officer)

Date          March 10, 2005
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.